Loss Per Share - Summary of Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Earnings Per Share [Abstract]
Net loss	$ (56,526)	$ (271,629)	$ (12,995)
Weighted average shares outstanding (000s)
Basic and dilutive	69,203	85,750	56,922
Loss per share – basic and dilutive	$ (0.82)	$ (3.17)	$ (0.23)